Operating Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Amortization of right-of-use operating lease assets	$ 5.1	$ 5.2	$ 10.1	$ 12.0	$ 11.8
Interest on operating lease liability			5.4	5.5
Operating lease charge			$ 15.5	$ 17.5	$ 17.3